Debt - Schedule of Debt Maturities (Details) $ in Millions	Mar. 31, 2025 USD ($)
Debt Disclosure [Abstract]
Fiscal 2026	$ 9.4
Fiscal 2027	448.4
Fiscal 2028	15.0
Fiscal 2029	651.2
Fiscal 2030	0.0
Total	$ 1,124.0